Revenue (Detail Textuals)	12 Months Ended
Dec. 31, 2018 Contract
Revenue Recognition and Deferred Revenue [Abstract]
Number of performance obligation included in each project of PV solar systems started	1
Number of contract satisfied the requirement of PV solar system control transferring over time	2